Summary of Significant Accounting Policies (Details) - Schedule of Consolidated Balance Sheet - USD ($)	Jun. 30, 2023	Jul. 01, 2022	Jun. 30, 2022
Assets:
Prepayments and other current assets	$ 1,665,736	$ 4,214,414	$ 4,215,414
Operating lease ROU assets	815,324	1,607,044
Liabilities:
Operating lease liabilities (current)	712,302	928,675
Operating lease liabilities (non-current)	104,114	710,602
Accrued expenses and other liabilities	324,021	$ 319,169	$ 352,402
Adjustments due to the adoption of ASU 2016-02 [Member]
Assets:
Prepayments and other current assets	(1,000)
Operating lease ROU assets	1,607,044
Liabilities:
Operating lease liabilities (current)	928,675
Operating lease liabilities (non-current)	710,602
Accrued expenses and other liabilities	(33,233)
Legacy GAAP [Member]
Assets:
Operating lease ROU assets
Liabilities:
Operating lease liabilities (current)
Operating lease liabilities (non-current)
Accrued expenses and other liabilities	325,113
Effect of the adoption of ASU 2016-02 Higher/(lower) [Member]
Assets:
Operating lease ROU assets	815,324
Liabilities:
Operating lease liabilities (current)	712,302
Operating lease liabilities (non-current)	104,114
Accrued expenses and other liabilities	$ (1,092)